Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class T
Prospectus:
Trading Symbol	DMOTX